Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000159220
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Deer Park Total Return Credit Fund
Average Annual Return, Percent	(3.21%)	(0.27%)		2.71%
C000159221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Deer Park Total Return Credit Fund
C000159222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Deer Park Total Return Credit Fund
Without Sales Load [Member] | C000159220
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.91%		3.33%
Without Sales Load [Member] | C000159221
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%	0.16%	1.40%
Without Sales Load [Member] | C000159222
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	1.19%		3.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)		1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)		1.80%
HFRX Fixed Income Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Fixed Income Credit Index
Average Annual Return, Percent	7.07%	2.49%		2.74%
HFRX Fixed Income Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Fixed Income Credit Index
Average Annual Return, Percent	7.07%	2.49%	2.86%
HFRX Fixed Income Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Fixed Income Credit Index
Average Annual Return, Percent	7.07%	2.49%		2.74%